Long-Term Debt - 2020 Master Loan Agreement (Details) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2020 USD ($) payment	Aug. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Proceeds from loan			$ 0	$ 6,000	$ 15,928	$ 0	$ 4,500
Outstanding loan balance			20,348		20,741
Equipment Notes
Debt Instrument [Line Items]
Proceeds from loan	$ 6,300	$ 6,300
Deposit account, percentage of current principal balance	110.00%
Number of consecutive required payments | payment	60
Monthly required principal and interest payment	$ 100	$ 100
Interest rate	4.75%	4.75%
Outstanding loan balance			$ 5,800		$ 6,100